Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total		Common stock	Capital surplus	Legal reserves	Retained earnings (note 1(w))	Accumulated other comprehensive income (loss), net	Treasury stock	Total Honda Motor Co., Ltd. shareholders' equity	Noncontrolling interests
Balance at beginning of year at Mar. 31, 2009
Cumulative effect of adjustments resulting from adoption of new accounting standards on variable interest entities, net of tax	¥ 1,432					¥ 1,432			¥ 1,432
Adjusted balance at April 1, 2010	4,447,474		86,067	172,529	45,463	5,295,517	(1,208,162)	(71,730)	4,319,684	127,790
Balance at end of year at Mar. 31, 2010	4,446,042		86,067	172,529	45,463	5,294,085	(1,208,162)	(71,730)	4,318,252	127,790
Transfer to legal reserves					867	(867)
Dividends paid to Honda Motor Co., Ltd. shareholders	(92,170)					(92,170)			(92,170)
Dividends paid to noncontrolling interests	(16,232)									(16,232)
Capital transactions and others	(946)									(946)
Comprehensive income (loss):
Net income	563,477					534,088			534,088	29,389
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(297,541)						(290,745)		(290,745)	(6,796)
Unrealized gains (losses) on available-for-sale securities, net	548						575		575	(27)
Unrealized gains (losses) on derivative instruments, net	168						168		168
Pension and other postretirement benefits adjustments	2,543	[1]					2,784		2,784	(241)
Total comprehensive income (loss)	269,195								246,870	22,325
Purchase of treasury stock	(34,800)							(34,800)	(34,800)
Reissuance of treasury stock	3							3	3
Retirement of treasury stock						(80,417)		80,417
Balance at end of year at Mar. 31, 2011	4,572,524		86,067	172,529	46,330	5,656,151	(1,495,380)	(26,110)	4,439,587	132,937
Transfer to legal reserves					854	(854)
Dividends paid to Honda Motor Co., Ltd. shareholders	(108,138)					(108,138)			(108,138)
Dividends paid to noncontrolling interests	(15,763)									(15,763)
Capital transactions and others	(783)									(783)
Comprehensive income (loss):
Net income	222,074					211,482			211,482	10,592
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(118,135)						(116,812)		(116,812)	(1,323)
Unrealized gains (losses) on available-for-sale securities, net	5,812						5,899		5,899	(87)
Unrealized gains (losses) on derivative instruments, net	(29)						(29)		(29)
Pension and other postretirement benefits adjustments	(39,653)	[1]					(39,756)		(39,756)	103
Total comprehensive income (loss)	70,069								60,784	9,285
Purchase of treasury stock	(8)							(8)	(8)
Reissuance of treasury stock	1							1	1
Balance at end of year at Mar. 31, 2012	4,517,902		86,067	172,529	47,184	5,758,641	(1,646,078)	(26,117)	4,392,226	125,676
Transfer to legal reserves					399	(399)
Dividends paid to Honda Motor Co., Ltd. shareholders	(129,765)					(129,765)			(129,765)
Dividends paid to noncontrolling interests	(6,250)									(6,250)
Capital transactions and others	(223)			(1,412)					(1,412)	1,189
Comprehensive income (loss):
Net income	392,638					367,149			367,149	25,489
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	430,812						415,462		415,462	15,350
Unrealized gains (losses) on available-for-sale securities, net	7,984						7,933		7,933	51
Unrealized gains (losses) on derivative instruments, net	(52)						(52)		(52)
Pension and other postretirement benefits adjustments	(15,297)	[1]					(14,057)		(14,057)	(1,240)
Total comprehensive income (loss)	816,085								776,435	39,650
Purchase of treasury stock	(8)							(8)	(8)
Reissuance of treasury stock	1							1	1
Balance at end of year at Mar. 31, 2013	¥ 5,197,742		¥ 86,067	¥ 171,117	¥ 47,583	¥ 5,995,626	¥ (1,236,792)	¥ (26,124)	¥ 5,037,477	¥ 160,265

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).